Share-Based Compensation - Summary of Key Assumptions for Options Granted (Details)	6 Months Ended
	Jun. 30, 2023 USD ($) yr $ / shares	Jun. 30, 2022 USD ($) yr $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Forfeiture rate	11.70%	3.00%
ESPP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average exercise price during the period	$ 0.73
Grant date share price	$ 1.05	$ 1.86
Dividend yield	0.00%	0.00%
Forfeiture rate	3.00%	3.00%
Weighted average fair value of options granted during the period | $	$ 0.40	$ 0.71
Stock Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average exercise price during the period	$ 1.25	$ 3.57
Expected life | yr	10	10
Dividend yield	0.00%	0.00%
Weighted average fair value of options granted during the period | $	$ 0.72	$ 2.06
Bottom of range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Forfeiture rate	8.50%
Bottom of range | ESPP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Risk-free interest rate	4.14%	1.50%
Expected volatility	46.96%	51.10%
Expected life | yr	0.5	0.5
Bottom of range | Stock Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date share price	$ 0.99	$ 0.75
Risk-free interest rate	3.60%	1.90%
Expected volatility	59.60%	61.40%
Expected early exercise multiple	2.2	2.2
Forfeiture rate	8.50%	3.00%
Top of range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Forfeiture rate	12.30%	9.60%
Top of range | ESPP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Risk-free interest rate	5.14%	2.70%
Expected volatility	60.20%	55.40%
Expected life | yr	2.0	2.0
Top of range | Stock Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date share price	$ 1.29	$ 4.91
Risk-free interest rate	4.20%	3.10%
Expected volatility	60.00%	61.80%
Expected early exercise multiple	2.8	2.8
Forfeiture rate	12.30%	9.60%